UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)

Common Stocks 96.3%
Health Care 96.3%
Biotechnology 26.7%
Acorda Therapeutics, Inc.*	23,500	517,000
Alexion Pharmaceuticals, Inc.* (a)	64,700	2,212,740
Allos Therapeutics, Inc.*	90,600	510,984
Amgen, Inc.*	97,500	4,770,675
Biogen Idec, Inc.*	66,495	3,061,430
BioMarin Pharmaceutical, Inc.* (a)	102,100	1,225,200
Celera Corp.*	81,100	521,473
Celgene Corp.*	84,458	3,777,806
Cepheid, Inc.*	43,000	287,240

Gen-Probe, Inc.*	28,300	1,148,131
Genentech, Inc.*	55,600	4,756,580
Genmab A/S* (a)	10,600	404,154
Genzyme Corp.*	87,800	5,349,654
Gilead Sciences, Inc.*	131,500	5,891,200
Human Genome Sciences, Inc.*	130,500	246,645
Illumina, Inc.* (a)	47,500	1,488,175
Incyte Corp.* (a)	126,400	291,984
OSI Pharmaceuticals, Inc.*	13,300	453,530
Regeneron Pharmaceuticals, Inc.*	44,900	639,825
Rigel Pharmaceuticals, Inc.*	28,300	148,292
United Therapeutics Corp.* (a)	13,600	912,696
Vertex Pharmaceuticals, Inc.*	17,100	516,933

		39,132,347
Health Care Services 17.1%
Aetna, Inc.	88,600	2,114,882
Allscripts-Misys Healthcare Solutions, Inc. (a)	107,700	936,990
Cardinal Health, Inc.	43,100	1,398,595
Cerner Corp.* (a)	21,700	794,220
Covance, Inc.*	23,100	877,338
CVS Caremark Corp.	85,285	2,195,236
Express Scripts, Inc.*	39,400	1,981,820
Fresenius Medical Care AG & Co. KGaA	62,523	2,575,005
Laboratory Corp. of America Holdings*	42,300	2,326,923
McKesson Corp.	39,800	1,632,596
Medco Health Solutions, Inc.*	61,152	2,481,548
Pharmaceutical Product Development, Inc.	38,000	911,620
Quest Diagnostics, Inc.	62,700	2,873,541
UnitedHealth Group, Inc. (a)	96,720	1,900,548

		25,000,862
Life Sciences Equipment 5.8%
Charles River Laboratories International, Inc.*	30,400	753,920
Life Technologies Corp.*	56,717	1,653,301
Mettler-Toledo International, Inc.*	22,100	1,178,151
Thermo Fisher Scientific, Inc.*	133,400	4,837,084

		8,422,456
Medical Supply & Specialty 20.4%
Alcon, Inc.	21,600	1,778,976
Baxter International, Inc.	129,000	6,567,390
Beckman Coulter, Inc.	17,400	780,216
Becton, Dickinson & Co.	71,900	4,449,891
C.R. Bard, Inc.	40,700	3,266,582
Covidien Ltd.	111,500	3,531,205
Hologic, Inc.*	66,800	756,176
Masimo Corp.*	31,800	794,682
Medtronic, Inc.	91,000	2,692,690
ResMed, Inc.*	25,700	947,816
Stryker Corp. (a)	58,300	1,962,961
Wright Medical Group, Inc.*	33,500	489,435
Zimmer Holdings, Inc.*	53,200	1,863,064

		29,881,084
Pharmaceuticals 26.3%
Abbott Laboratories	81,400	3,853,476
Allergan, Inc.	51,200	1,983,488

Astellas Pharma, Inc.	53,800	1,785,717
Bristol-Myers Squibb Co.	168,500	3,102,085
Cardiome Pharma Corp.*	58,600	224,438
Johnson & Johnson	82,500	4,125,000
Merck & Co., Inc.	79,700	1,928,740
Merck KGaA	24,314	1,824,374
Mylan, Inc.* (a)	246,500	3,063,995
Novartis AG (Registered) (a)	45,492	1,655,694
Pfizer, Inc. (a)	165,850	2,041,613
Roche Holding AG (Genusschein)	37,545	4,257,859
Schering-Plough Corp. (a)	165,200	2,872,828
Shire PLC (ADR)	45,300	1,606,338
Wyeth	88,300	3,604,406
XenoPort, Inc.*	26,100	545,229

		38,475,280

Total Common Stocks (Cost $144,353,624)		140,912,029
Securities Lending Collateral 11.5%
Daily Assets Fund Institutional, 1.05% (b) (c) (Cost $16,872,292)	16,872,292	16,872,292
Cash Equivalents 2.8%
Cash Management QP Trust, 0.85% (b) (Cost $4,043,482)	4,043,482	4,043,482
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $165,269,398) †	110.6	161,827,803
Other Assets and Liabilities, Net (a)	(10.6)	(15,559,068)

Net Assets	100.0	146,268,735

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $165,979,075. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $4,151,272. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,628,605 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,779,877.

(a)

All or a portion of these securities were on loan amounting to 15,657,128. In addition, included in other assets and liabilities, net is a pending sale, amounting to $124,579, that is also on loan. The value of all securities loaned at February 28, 2009 amounted to $15,781,707 which is 10.8% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 145,281,518
Level 2	16,546,285
Level 3	-
Total	$ 161,827,803

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009